Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events
Subsequent Events

Note 10 — Subsequent Events

As more fully described in Note 1 above, on July 2, 2020, the Company entered into a definitive agreement for a business combination with Velodyne Lidar, Inc. and on July 23, 2020, the Company filed the Second Extension Amendment to further extend the date by which the Company has to consummate a business combination from July 31, 2020 to October 31, 2020. In connection with the Second Extension, an aggregate 1,105 shares of our common stock was redeemed, and approximately $11,000 was withdrawn out of the trust account to pay for such redemption leaving approximately $117.1 million remaining in our trust account to consummate a business combination.

On August 5, 2020, the Company issued an unsecured convertible promissory note (the “Sponsor Convertible Note”) to the Sponsor, pursuant to which the Company may borrow up to $1,500,000 from the Sponsor for ongoing expenses reasonably related to the business of the Company and the consummation of its initial business combination. All unpaid principal under the Sponsor Convertible Note will be due and payable in full on the earlier of (i) October 31, 2020 and (ii) the effective date of its initial business combination (such earlier date, the “Maturity Date”). The Sponsor will have the option, at any time on or prior to the Maturity Date, to convert any amounts outstanding under the Sponsor Convertible Note into warrants to purchase shares of Company common stock, at a conversion price of $0.75 per warrant, with each warrant entitling the holder to purchase three-fourths (3/4) of one share of common stock at a price of $11.50 per share, subject to the same adjustments applicable to the private placement warrants sold concurrently with the Company’s initial public offering.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were available to be issued, and determined that there have been no other events that have occurred that would require adjustments to the disclosures in the financial statements.

Note 11 — Subsequent Events

On January 18, 2020, the Warrant Adjustment Provision came into effect, and the warrants were no longer classified as a liability. As a result, the shares of common stock underlying the Company’s warrants increased by 9,631,779 shares, totaling 28,895,338.

VELODYNE LIDAR, INC AND SUBSIDIARIES
Subsequent Events
Subsequent Events

Note 16. Subsequent Events

In preparing the audited consolidated financial statements as of December 31, 2018 and 2019, and for each of the years in the three year period ended December 31, 2019, the Company has evaluated subsequent events through April 15, 2020, which is the date the audited consolidated financial statements were available for issuance. In preparing the unaudited interim consolidated financial statements as of June 30, 2020 and for the six months ended June 30, 2019 and 2020, the Company has evaluated subsequent events through August 14, 2020, which is the date the condensed consolidated financial statements were available for issuance.

On April 1, 2020, the Company entered into a share purchase agreement with a new investor pursuant to which the Company sold and issued to the investor 550,176 shares of Series B-1 Preferred Stock at a price of $36.3520 per share, and received proceeds of $20.0 million.

On April 3, 2020, the Company entered into a Purchase and Sale Agreement with a third-party buyer to sell its Morgan Hill building for a purchase price of $13.2 million. The parties currently expect the transaction to close in July 2020, subject to the satisfaction of various closing conditions.

On April 8, 2020, the Company received loan proceeds of $10.0 million under the CARES Act’s Paycheck Protection Program (PPP). The principal and accrued interest are forgivable after eight weeks as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels and that approval is received from the relevant government entity. The unforgiven portion of the PPP Loan is payable over two years at an interest rate of 1% per annum, with a deferral of payments for the first six months.

On July 2, 2020 (unaudited), the Morgan Hill building sale transaction was closed and the Company received net proceeds of $12.3 million.

Graf Merger (Unaudited)

On July 2, 2020 (unaudited), the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Graf Industrial Corp., a Delaware corporation (“Graf”), and VL Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of Graf (“Merger Sub”).

Pursuant to the terms of the Merger Agreement, Graf will acquire the Company through the merger of Merger Sub with and into the Company, with the Company surviving the merger (the “Merger”). At the effective time of the Merger (the “Effective Time”), each share of the Company’s common stock, Series A Preferred Stock, Series B Preferred Stock, and Series B-1 Preferred Stock will be converted into the right to receive shares of common stock, par value $0.0001 per share, of Graf (the “Graf Common Stock”) in an aggregate amount which shall not exceed, taken together with any shares issuable in respect of vested equity awards of the Company, 143,575,763 shares of Graf Common Stock. In addition, at the Effective Time, each outstanding and unsettled restricted stock unit in respect of shares of the Company’s common stock, option to purchase shares of the Company’s common stock and unvested restricted share of the Company’s common stock will be rolled over into restricted stock units, options, or restricted shares, respectively, of Graf Common Stock in accordance with the terms of the Merger Agreement. Prior to the closing of the Merger (the “Closing”), the Company intends to enter into agreements with certain of its stockholders pursuant to which, contemporaneously with the Closing, it will repurchase and cancel shares of the Company’s capital stock from such stockholders in exchange for an aggregate amount of cash not to exceed $50.0 million. In addition, holders of the Company’s capital stock and the Company’s equity awards will receive, in the aggregate, up to an additional 2,000,000 shares of Graf Common Stock (including in the form of equity awards of Graf Common Stock, as applicable) if, (i) on any date prior to the Closing, the closing price of Graf Common Stock on the New York Stock Exchange meets or exceeds certain thresholds or (b) during the period from the date of the Merger Agreement until six months following Closing, the closing price of Graf Common Stock exceeds certain thresholds (as further described in the Merger Agreement).

Pursuant to the terms of the Merger Agreement, Graf is required to use commercially reasonable efforts to cause the Graf Common Stock to be issued in connection with the transactions contemplated by the Merger Agreement to be approved for listing on the New York Stock Exchange prior to the Closing. The consummation of the Merger is subject to the receipt of the requisite approval of the stockholders of each of Graf and the Company and the fulfillment of certain other closing conditions, including Graf having minimum cash of $200.0 million at Closing. The Company will be required to pay Graf a termination fee of $58.9 million if the Merger Agreement is terminated prior to Closing under certain conditions, including if the Company terminates the Merger Agreement in order to enter into a definitive agreement with respect to a superior proposal or if Graf terminates the Merger Agreement because the Company’s board of directors changes its recommendation to the Company’s stockholders regarding the transactions contemplated by the Merger Agreement. The transaction is currently expected to close in the third quarter of 2020.